                        ANNUAL REPORT--OCTOBER 15, 1996
--------------------------------------------------------------------------------

                   DEAR SHAREHOLDER,

                   We are pleased to present you with the semiannual report for PaineWebber Utility Income Fund (the "Fund") for the six months ended September 30, 1996.

                   GENERAL MARKET OVERVIEW

                   Early in the year, government reports showing higher-than-expected economic growth prompted a shift in market sentiment, which in turn caused a sharp drop in bond prices and ensuing stock market volatility. Several factors helped move stocks higher despite this volatility, including an overall positive environment for corporate earnings and profit growth as well as strong cash flows into equity mutual funds. Then, in July, a spate of disappointing earnings announcements helped contribute to the first meaningful overall stock market correction since 1994. This was short-lived, however, and in August the market retraced much of the ground it had lost. By mid-September, as investor confidence grew, money returning to the equity markets propelled the Standard & Poor's 500, a commonly used measure of stock market performance, to a new record high (a circumstance which underscores the hazards of market timing). The Federal Reserve Board (the "Fed") echoed investor confidence when it chose, as it did during the May and July 1996 Federal Open Market Committee meetings, to keep key interest rates unchanged at the September 1996 meeting. The Fed's decision to do so suggested that officials continued to discount the potential for an overheating economy or accelerating inflation.

               -----------------------------------------------------------------
                  PORTFOLIO REVIEW

                   Going forward, we believe that the current environment of stable economic growth will continue into the first half of 1997, and that the Fed will not move on interest rates any time soon. We also believe that although the stock market is at the upper end of the fair value range, continued investor demand, as seen in the returning flow of individual investor dollars into equity mutual funds, will serve as underlying support to the market.

                   PORTFOLIO REVIEW

                   The Fund's total return (the net asset value change with dividends reinvested) for the six month period ended September 30, 1996, without deducting sales charges, was 1.78% for Class A shares, 1.50% for Class B shares and 1.49% for Class C shares. For shareowners who purchased or redeemed Fund shares during the period, the Fund's total return for the period may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was (2.80)% for Class A shares, (3.50)% for Class B shares and 0.49% for Class C shares.

                   At the start of the six month period, a decision was made to decrease the Fund's bond weighting (15.86% of net assets as of March 31, 1996 versus 14.50% of net assets as of September 30, 1996), a move designed to further bring the Fund in line with our strategy of maximizing total return. Nearly all of the assets shifted out of the bond sector were invested in real estate investment trusts (REITs), vehicles which we believe offer exceptional capital appreciation potential, as well as attractive dividend yields. Moreover, we are optimistic about the growth of select sectors within the real estate industry, including premium hotels and commercial real estate, and have invested the Fund's portfolio accordingly. Starwood Lodging Trust (1.84% of net assets as of September 30, 1996) and Crescent Real Estate (1.86%) are both representative of holdings within these respective sectors. Ultimately, the decision to move into REITs had a positive impact on Fund performance, as evidenced by the Fund's subsequent move into, and current position within, the top half of the Lipper Utility Funds peer group for the six months ended September 30, 1996.

               -----------------------------------------------------------------
                  PORTFOLIO REVIEW

                   PAINEWEBBER UTILITY INCOME FUND (% OF NET ASSETS ON SEPTEMBER 30, 1996)

TOP FIVE FIXED INCOME HOLDINGS            TOP FIVE EQUITY HOLDINGS
TCI Communications Inc.         2.2%      NICOR Inc.                      2.7%
MCI Communications Corp.        2.2%      MCN Corp.                       2.4%
Illinois Power Co.              2.2%      Duke Power Co.                  2.4%
News America Holdings Corp.     2.0%      Baltimore Gas & Electric Co.    2.4%
Duquesne Light Co.              1.7%      PECO Energy Co.                 2.3%

                   Also benefiting the Fund throughout the period were sweeping regulatory changes occurring within the telecommunications industry (16.45% of net assets as of September 30, 1996). As discussed in the annual report for the year ended March 31, 1996, deregulation is effectively expanding diversification opportunities for all telecommunications providers, including allowing previously excluded long distance companies to enter the local telephone business. Such changes are having far-reaching effects and creating investment opportunities, as well. For example, WorldCom, a fast growing long distance competitor, surprised the investment community in August when its executives announced its decision to acquire MFS Communications Company, an entrepreunerial local telecommunications provider. The Fund benefited from this news due to its position in MFS preferred shares at the time. Conversely, we reduced the Fund's weighting in regional Bell operating companies (9.57% of net assets on March 31, 1996 versus 8.28% on September 30, 1996), given our concerns about their competitive prospects in an environment of deregulation. In general, the stocks of the regional Bells have underperformed as investors begin to realize the difficulties these companies are facing in the local telecommunications arena.

                   Deregulation is also occurring within the electric utility sector (38.40% of net assets as of September 30, 1996), albeit at a slower pace given that electric utility regulations vary state by state. Early in the period, investor apprehension over deregulation adversely affected the sector. As individual states began to enact deregulation measures, however, investor fears diminished upon the realization that the measures were less onerous than anticipated. As a result, electric utility stocks gained strength, benefiting Fund performance. In the future, we expect to see an increase in mergers as deregulation gradually becomes reality. The Fund has already benefited from consolidation activity in this sector,

               -----------------------------------------------------------------
                  PORTFOLIO REVIEW

                   including the August merger of electric utility Houston Industries and natural gas provider Noram Energy. The Fund's position in Noram was sold when shares rose 25% on the deal announcement.

                   Finally, in conjunction with our focus on total return, on July 24, 1996, the Fund's Board approved changing the Fund's dividend payment policy from monthly to quarterly. We believe that the Fund's total return potential will increase with the implementation of a quarterly dividend payment, while providing a more consistent stream of income. The Fund will commence paying quarterly distributions in December 1996; the last monthly distribution occurred in September 1996.

                   Going forward, we expect that deregulation in the industry will be an evolutionary process subject to outside influences, particularly as the general intent of the legislation is interpreted at a practical level. We believe well-managed companies will be in a better position to implement adaptive responses and differentiate their performance from weaker competitors. Therefore, our goal is to identify and position the Fund in those high-quality companies that we believe are likely to be the successful survivors of deregulation and which demonstrate the agility to capitalize on new found growth opportunities created by the changing regulatory landscape.

                   Our ultimate objective in managing your
                   investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,

MARGO N. ALEXANDER                        KAREN L. FINKEL
President,                                First Vice President,
Mitchell Hutchins Asset                   Mitchell Hutchins Asset
Management Inc.                           Management Inc.
                                          Portfolio Manager,
                                          PaineWebber Utility Income Fund

JULIANNA M. BERRY                         JAMES F. KEEGAN
Vice President,                           Senior Vice President,
Mitchell Hutchins Asset                   Mitchell Hutchins Asset
Management Inc.                           Management Inc.
Portfolio Manager,                        Portfolio Manager,
PaineWebber Utility Income Fund           PaineWebber Utility Income Fund

PAINEWEBBER        UTILITY INCOME FUND

                  PERFORMANCE RESULTS (unaudited)

                                                                       TOTAL RETURN(1)
                                 NET ASSET VALUE                  --------------------------
                    ------------------------------------------                      6 MONTHS
                                                                    12 MONTHS        ENDED
                     09/30/96      03/31/96        11/30/95       ENDED 09/30/96    09/30/96
--------------------------------------------------------------------------------------------
Class A Shares          $ 9.77        $ 9.76             $9.77             7.03%       1.78%
--------------------------------------------------------------------------------------------
Class B Shares            9.77          9.75              9.77              6.23        1.50
--------------------------------------------------------------------------------------------
Class C Shares            9.77          9.75              9.77              6.33        1.49
--------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                     NET ASSET VALUE
                   --------------------  CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING   ENDING     DISTRIBUTED   DIVIDENDS PAID  RETURN(1)
---------------------------------------------------------------------------------
07/02/93 -
  12/31/93            $10.00     $ 9.70             --         $0.2340    (0.70)%
---------------------------------------------------------------------------------
1994                    9.70       8.28             --          0.4829     (9.71)
---------------------------------------------------------------------------------
1995                    8.28      10.14             --          0.4662      28.82
---------------------------------------------------------------------------------
01/01/96 -
  09/30/96             10.14       9.77             --          0.2566     (1.09)
---------------------------------------------------------------------------------
                                        Total: $0.0000         $1.4397
---------------------------------------------------------------------------------
                               CUMULATIVE TOTAL RETURN AS OF 09/30/96:     14.22%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                     NET ASSET VALUE
                   --------------------  CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING   ENDING     DISTRIBUTED   DIVIDENDS PAID  RETURN(1)
---------------------------------------------------------------------------------
07/02/93 -
  12/31/93            $10.00      $9.70             --         $0.2010    (1.02)%
---------------------------------------------------------------------------------
1994                    9.70       8.28             --          0.4169    (10.40)
---------------------------------------------------------------------------------
1995                    8.28      10.14             --          0.3980      27.87
---------------------------------------------------------------------------------
01/01/96 -
  09/30/96             10.14       9.77             --          0.2032     (1.63)
---------------------------------------------------------------------------------
                                        Total: $0.0000         $1.2191
---------------------------------------------------------------------------------
                               CUMULATIVE TOTAL RETURN AS OF 09/30/96:     11.55%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                     NET ASSET VALUE
                   --------------------  CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING   ENDING     DISTRIBUTED   DIVIDENDS PAID  RETURN(1)
---------------------------------------------------------------------------------
07/02/93 -
  12/31/93            $10.00      $9.70             --         $0.2020    (1.01)%
---------------------------------------------------------------------------------
1994                    9.70       8.28             --          0.4158    (10.41)
---------------------------------------------------------------------------------
1995                    8.28      10.14             --          0.3970      27.86
---------------------------------------------------------------------------------
01/01/96 -
  09/30/96             10.14       9.77             --          0.2023     (1.64)
---------------------------------------------------------------------------------
                                        Total: $0.0000         $1.2171
---------------------------------------------------------------------------------
                               CUMULATIVE TOTAL RETURN AS OF 09/30/96:     11.53%
---------------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                                    % RETURN AFTER DEDUCTING
                                 % RETURN WITHOUT SALES CHARGE        MAXIMUM SALES CHARGE
                                -------------------------------  -------------------------------
                                             CLASS                            CLASS
------------------------------------------------------------------------------------------------
                                   A*         B**       C***        A*         B**       C***
------------------------------------------------------------------------------------------------
Twelve Months Ended 09/30/96      7.03%      6.23%      6.33%      2.19%      1.23%      5.33%
------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 09/30/96+               4.18%      3.42%      3.41%      2.72%      2.85%      3.41%
------------------------------------------------------------------------------------------------

  (1) FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AT NET ASSET VALUE ON THE PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED.
  * MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.
 ** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.0% AND IS
    REDUCED TO 0% AFTER 6 YEARS. CLASS B SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.
*** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1.00% AND IS
    REDUCED TO 0% AFTER 1 YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.
  + COMMENCEMENT OF OPERATIONS WAS JULY 2, 1993 FOR CLASS A, CLASS B AND CLASS C
    SHARES.

THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER        UTILITY INCOME FUND
                  PORTFOLIO OF INVESTMENTS        September 30, 1996 (unaudited)

NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------
COMMON STOCKS - 79.50%
ELECTRIC UTILITY - 38.40%
  26,000     Allegheny Power Systems Incorporated................   $    754,000
  40,000     Baltimore Gas & Electric Company....................      1,045,000
  20,000     Boston Edison Company...............................        442,500
  23,000     Carolina Power & Light..............................        793,500
  15,000     CILCORP Incorporated................................        596,250
  24,000     CMS Energy Corporation..............................        723,000
  25,000     DPL Incorporated....................................        584,375
  35,000     DQE Incorporated....................................        975,625
  25,000     DTE Energy Company..................................        700,000
  22,500     Duke Power Company..................................      1,049,062
  50,000     Edison International Incorporated...................        893,750
  17,000     FPL Group Incorporated..............................        735,250
  23,000     NIPSCO Industries Incorporated......................        822,250
  30,000     Ohio Edison Company.................................        581,250
  42,500     PECO Energy Company.................................      1,009,375
  22,500     Public Service Company of Colorado..................        798,750
  30,000     Public Service Company of New Mexico................        585,000
  21,000     SCANA Corporation...................................        551,250
  20,000     Sierra Pacific Resources............................        517,500
  35,000     Southern Company....................................        791,875
  30,000     TNP Enterprises Incorporated........................        742,500
  20,000     Unicom Corporation..................................        502,500
  30,000     Wisconsin Energy Corporation........................        810,000
                                                                    ------------
                                                                      17,004,562
                                                                    ------------
GAS UTILITY - 10.38%
  30,000     AGL Resources Incorporated..........................        573,750
  25,000     CMS Energy Corporation, Class G.....................        437,500
  10,000     El Paso Natural Gas Company.........................        440,000
  40,000     MCN Corporation.....................................      1,075,000
  35,000     NICOR Incorporated..................................      1,181,250
  15,000     Panenergy Corporation...............................        519,375
  20,000     Public Service Company of North Carolina............        367,500
                                                                    ------------
                                                                       4,594,375
                                                                    ------------
LONG DISTANCE & PHONE COMPANIES - 16.45%
  12,000     Alltel Corporation..................................        334,500
  14,000     Ameritech Corporation...............................        736,750
   8,500     Bell Atlantic Corporation...........................        508,938
  20,000     BellSouth Corporation...............................        740,000
  23,000     Frontier Corporation................................        612,375
  20,000     GTE Corporation.....................................        770,000
  26,000     MCI Communications Corporation......................        666,250
  11,000     NYNEX Corporation...................................        478,500
  12,000     SBC Communications Incorporated.....................        577,500
  15,000     Sprint Corporation..................................        583,125
  20,000     Telco Communications Group Incorporated*............        370,000
  12,000     Teleport Communications Group Incorporated*.........        283,500
  21,000     US West Communications Incorporated.................        624,750
                                                                    ------------
                                                                       7,286,188
                                                                    ------------

PAINEWEBBER        UTILITY INCOME FUND

NUMBER OF
 SHARES                                                                VALUE
---------                                                           ------------
COMMON STOCKS - (CONCLUDED)
MEDIA - 1.75%
  20,000     Comcast Corporation*................................   $    307,500
  20,000     Tele-Communications Incorporated*...................        298,750
   5,000     Univision Communications Incorporated*..............        167,500
                                                                    ------------
                                                                         773,750
                                                                    ------------
REAL PROPERTY - 10.57%
  25,000     Ambassador Apartments Incorporated..................        446,875
  20,000     Cousins Properties Incorporated.....................        440,000
  20,000     Crescent Real Estate Equities.......................        822,500
  37,000     Franchise Finance Corporation America...............        869,500
  15,000     Spieker Properties Incorporated.....................        440,625
  19,500     Starwood Lodging Trust..............................        816,563
  10,000     Storage USA Incorporated............................        332,500
  18,000     Sun Communities.....................................        513,000
                                                                    ------------
                                                                       4,681,563
                                                                    ------------
WATER UTILITY - 1.95%
  40,000     American Water Works Company Incorporated...........        865,000
                                                                    ------------
Total Common Stocks (cost--$32,755,450)..........................     35,205,438
                                                                    ------------

 PRINCIPAL
  AMOUNT                                                                              MATURITY     INTEREST
   (000)                                                                                DATES       RATES
-----------                                                                           ---------  ------------
CORPORATE BONDS - 14.50%
                                                           ELECTRIC UTILITY - 6.75%
$      800   Duquesne Light Company.................................................  06/15/04        6.625  %    759,289
       750   Georgia Power Company..................................................  02/01/23        7.950       749,054
     1,000   Illinois Power Company.................................................  08/01/03        6.500       959,996
       500   Texas Utilities Electric Company.......................................  06/01/02        8.000       521,624
                                                                                                               ----------
                                                                                                                2,989,963
                                                                                                               ----------
LONG DISTANCE & PHONE COMPANIES - 4.41%
     1,000   MCI Communications Corporation.........................................  03/15/24        7.750       975,172
     1,000   TCI Communications, Incorporated.......................................  08/01/05        8.000       977,340
                                                                                                               ----------
                                                                                                                1,952,512
                                                                                                               ----------
MEDIA - 1.36%
       650   International Cabeltel Incorporated....................................  06/15/08        7.000       601,250
                                                                                                               ----------
PUBLISHING - 1.98%
       800   News America Holdings Corporation......................................  02/01/13        9.250       876,978
                                                                                                               ----------
Total Corporate Bonds (cost--$6,715,193)............................................                            6,420,703
                                                                                                               ----------

PAINEWEBBER        UTILITY INCOME FUND

 PRINCIPAL
  AMOUNT                                                                              MATURITY     INTEREST
   (000)                                                                                DATES       RATES        VALUE
-----------                                                                           ---------  ------------  ----------
                                                                 REPURCHASE AGREEMENTS - 6.16%
$    1,500   Repurchase agreement dated 09/30/96 with Dresdner Securities (USA),
               Inc., collateralized by $1,519,000 U.S. Treasury Notes, 5.500%, due
               07/31/97;
               proceeds: $1,500,238.................................................  10/01/96        5.700  % $1,500,000
     1,229   Repurchase agreement dated 09/30/96 with First Chicago Capital Markets, collateralized by $1,220,000 U.S. Treasury Notes, 6.750%, due
               06/30/99;
               proceeds: $1,229,195.................................................  10/01/96        5.700     1,229,000
                                                                                                               ----------
Total Repurchase Agreements (cost--$2,729,000)......................................                            2,729,000
                                                                                                               ----------
Total Investments (cost--$42,199,643)--100.16%......................................                           44,355,141
Liabilities in excess of other assets--(0.16)%......................................                              (69,143)
                                                                                                               ----------
Net Assets--100.00%.................................................................                           $44,285,998
                                                                                                               ----------
                                                                                                               ----------

---------------
*   Non-income producing

                 See accompanying notes to financial statements

PAINEWEBBER        UTILITY INCOME FUND
                  STATEMENT OF ASSETS AND LIABILITIES         September 30, 1996
(unaudited)

ASSETS
Investments in securities, at value (cost $42,199,643)...............................................  $44,355,141
Dividends and interest receivable....................................................................     216,491
Deferred organizational expenses.....................................................................      49,349
Other assets.........................................................................................     107,938
                                                                                                       ----------
Total assets.........................................................................................  44,728,919
                                                                                                       ----------
LIABILITIES
Payable for shares of beneficial interest repurchased................................................     135,927
Payable for investments purchased....................................................................     115,000
Payable to affiliate.................................................................................      59,632
Accrued expenses and other liabilities...............................................................     132,362
                                                                                                       ----------
Total liabilities....................................................................................     442,921
                                                                                                       ----------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized)..................................  49,205,026
Undistributed net investment income..................................................................      37,892
Accumulated net realized losses from investment transactions.........................................  (7,112,418)
Net unrealized appreciation of investments...........................................................   2,155,498
                                                                                                       ----------
Net assets...........................................................................................  $44,285,998
                                                                                                       ----------
                                                                                                       ----------
CLASS A:
Net assets...........................................................................................  $7,346,167
                                                                                                       ----------
Shares outstanding...................................................................................     751,781
                                                                                                       ----------
Net asset value and redemption value per share.......................................................       $9.77
                                                                                                       ----------
                                                                                                       ----------
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering price)......      $10.23
                                                                                                       ----------
                                                                                                       ----------
CLASS B:
Net assets...........................................................................................  $28,068,689
                                                                                                       ----------
Shares outstanding...................................................................................   2,873,241
                                                                                                       ----------
Net asset value and offering price per share.........................................................       $9.77
                                                                                                       ----------
                                                                                                       ----------
CLASS C:
Net assets...........................................................................................  $8,871,142
                                                                                                       ----------
Shares outstanding...................................................................................     908,202
                                                                                                       ----------
Net asset value and offering price per share.........................................................       $9.77
                                                                                                       ----------
                                                                                                       ----------

                 See accompanying notes to financial statements

PAINEWEBBER        UTILITY INCOME FUND
                  STATEMENT OF OPERATIONS     For the Six Months Ended September
30, 1996 (unaudited)

INVESTMENT INCOME:
Dividends.............................................................................................  $  934,400
Interest..............................................................................................     371,696
                                                                                                        ----------
                                                                                                         1,306,096
                                                                                                        ----------
EXPENSES:
Investment advisory and administration................................................................     171,009
Service fees--Class A.................................................................................      10,229
Service and distribution fees--Class B................................................................     153,943
Service and distribution fees--Class C................................................................      49,440
Reports and notices to shareholders...................................................................      73,739
Legal and audit.......................................................................................      55,241
Transfer agency and service fees......................................................................      40,848
State registration....................................................................................      35,503
Custody and accounting................................................................................      30,227
Amortization of organizational expenses...............................................................      14,135
Trustees' fees........................................................................................       3,125
Other expenses........................................................................................      27,274
                                                                                                        ----------
                                                                                                           664,713
Less: Fee waivers from investment adviser.............................................................     (30,480)
                                                                                                        ----------
Net expenses..........................................................................................     634,233
                                                                                                        ----------
Net investment income.................................................................................     671,863
                                                                                                        ----------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions.......................................................   2,274,492
Net change in unrealized appreciation/depreciation of investments.....................................  (2,343,301)
                                                                                                        ----------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENT ACTIVITIES...........................................     (68,809)
                                                                                                        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................................  $  603,054
                                                                                                        ----------
                                                                                                        ----------

                 See accompanying notes to financial statements

PAINEWEBBER        UTILITY INCOME FUND
                   STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE
                                                         SIX MONTHS ENDED        FOR THE             FOR THE
                                                        SEPTEMBER 30, 1996  FOUR MONTHS ENDED      YEAR ENDED
                                                           (UNAUDITED)        MARCH 31, 1996    NOVEMBER 30, 1995
                                                        ------------------  ------------------  -----------------
FROM OPERATIONS:
Net investment income.................................     $    671,863        $    725,940        $ 2,812,246
Net realized gains (losses) from investment
  transactions........................................        2,274,492            (120,140)          (248,279)
Net change in unrealized appreciation/depreciation of
  investments.........................................       (2,343,301)            246,922         10,159,054
                                                        ------------------  ------------------  -----------------
Net increase in net assets resulting from
  operations..........................................          603,054             852,722         12,723,021
                                                        ------------------  ------------------  -----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A........................         (135,772)           (160,776)          (569,343)
Net investment income--Class B........................         (394,409)           (486,821)        (1,637,731)
Net investment income--Class C........................         (125,721)           (156,103)          (559,933)
                                                        ------------------  ------------------  -----------------
Total dividends to shareholders.......................         (655,902)           (803,700)        (2,767,007)
                                                        ------------------  ------------------  -----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares..................        1,054,336           3,128,944         13,428,355
Cost of shares repurchased............................      (12,442,080)         (9,026,092)       (28,464,756)
Proceeds from dividends reinvested....................          473,766             575,298          1,996,330
                                                        ------------------  ------------------  -----------------
Net decrease in net assets from beneficial interest
  transactions........................................      (10,913,978)         (5,321,850)       (13,040,071)
                                                        ------------------  ------------------  -----------------
Net decrease in net assets............................      (10,966,826)         (5,272,828)        (3,084,057)

NET ASSETS:
Beginning of period...................................       55,252,824          60,525,652         63,609,709
                                                        ------------------  ------------------  -----------------
End of period (including accumulated undistributed net
  investment income of $37,892, $21,931 and $99,691,
  respectively).......................................     $ 44,285,998        $ 55,252,824        $60,525,652
                                                        ------------------  ------------------  -----------------
                                                        ------------------  ------------------  -----------------

                 See accompanying notes to financial statements

PAINEWEBBER        NOTES TO FINANCIAL STATEMENTS (unaudited)

                 ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

                 PaineWebber Managed Investments Trust (the "Trust") was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with five funds:
                 PaineWebber Utility Income Fund (the "Fund"), PaineWebber U.S. Government Income Fund, PaineWebber Investment Grade Income Fund, PaineWebber High Income Fund and PaineWebber Low Duration U.S. Government Income Fund.

                 Currently, the Fund offers Class A, Class B, Class C and Class Y shares (no Class Y shares were outstanding during the period). Each class represents interests in the same assets of the Fund, the classes are identical except for differences in their sales charge structure, ongoing service/distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B, and Class C shares have exclusive voting rights with respect to its service and/or distribution plan. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the costs were incurred.

                 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

                 VALUATION OF INVESTMENTS - Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Fund. Such quotations are based on the last sales price, or if no sales price, at the closing bid price. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. The amortized cost method of valuation, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the Trust's board of trustees determines that this does not represent fair value.

                 REPURCHASE AGREEMENTS - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the

PAINEWEBBER

                 obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

                 INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

                 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/ losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

                 DIVIDENDS AND DISTRIBUTIONS - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

                 CONCENTRATION OF RISK

                 The Fund follows an investment policy of investing primarily in securities of utility companies. Economic, legislative and regulatory developments impacting those industries may affect the market value of the Fund's investments.

                 INVESTMENT ADVISER AND ADMINISTRATOR

                 The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% of the Fund's average daily net assets. At September 30, 1996, the Fund owed Mitchell Hutchins $25,838 in investment advisory and administration fees. Mitchell Hutchins voluntarily waived $30,480 of its investment advisory and administration fee for the six months ended September 30, 1996.

PAINEWEBBER

                 DISTRIBUTION PLANS

                 Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A, Class B, and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At September 30, 1996, the Fund owed Mitchell Hutchins $32,338 in service and distribution fees.

                 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that, for the six months ended September 30, 1996, it earned approximately $78,706 in sales charges.

                 TRANSFER AGENCY SERVICE FEES

                 The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the six months ended September 30, 1996, PaineWebber earned $9,388. At September 30, 1996, the Fund owed PaineWebber $1,456 for shareholder service fees.

                 INVESTMENTS IN SECURITIES

                 For federal income tax purposes, the cost of securities owned at September 30, 1996 was substantially the same as the cost of securities for financial statement purposes.

                 At September 30, 1996, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost).......................................................  $3,570,067
Gross depreciation (investments having an excess of cost over value)......................................................  (1,414,569)
                                                                ----------
Net unrealized appreciation of investments....................  $2,155,498
                                                                ----------
                                                                ----------

                 For the six months ended September 30, 1996, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases....................................................  $10,621,495
Sales........................................................  $20,446,067

                 FEDERAL TAX STATUS

                 The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is

PAINEWEBBER

                 required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

                 At March 31, 1996, the Fund had a net capital loss carryforward of $9,266,770 which will expire between March 31, 2001 and March 31, 2003. To the extent such losses are used, as provided in the regulations, to offset future net realized capital gains, it is probable these gains will not be distributed.

                 In accordance with Treasury Regulations, the Fund has elected to defer $120,140 of realized capital losses arising after October 31, 1995. Such losses have been treated for tax purposes as arising on April 1, 1996.

                 SHARES OF BENEFICIAL INTEREST

                 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                            CLASS A                CLASS B                 CLASS C
                                                     ---------------------  ----------------------  ---------------------
                                                      SHARES      AMOUNT     SHARES      AMOUNT      SHARES      AMOUNT
                                                     ---------  ----------  ---------  -----------  ---------  ----------
SIX MONTHS ENDED SEPTEMBER 30, 1996:
Shares sold........................................     18,160  $  175,373     74,608  $   719,691     16,534  $  159,272
Shares repurchased.................................   (252,123) (2,435,865)  (782,992)  (7,550,441)  (254,058) (2,455,774)
Dividends reinvested...............................     10,073      97,351     28,466      274,993     10,502     101,422
Shares converted from Class B to Class A...........     10,722     104,286    (10,727)    (104,286)        --          --
                                                     ---------  ----------  ---------  -----------  ---------  ----------
Net decrease.......................................   (213,168) $(2,058,855)  (690,645) $(6,660,043)  (227,022) $(2,195,080)
                                                     ---------  ----------  ---------  -----------  ---------  ----------
                                                     ---------  ----------  ---------  -----------  ---------  ----------
FOUR MONTHS ENDED MARCH 31, 1996:
Shares sold........................................     31,380  $  312,020    200,178  $ 2,022,789     79,126  $  794,135
Shares repurchased.................................   (179,206) (1,801,015)  (513,198)  (5,128,898)  (207,611) (2,096,179)
Dividends reinvested...............................     11,257     112,880     33,769      338,597     12,349     123,821
Shares converted from Class B to Class A...........      1,409      14,346     (1,410)     (14,346)        --          --
                                                     ---------  ----------  ---------  -----------  ---------  ----------
Net decrease.......................................   (135,160) $(1,361,769)  (280,661) $(2,781,858)  (116,136) $(1,178,223)
                                                     ---------  ----------  ---------  -----------  ---------  ----------
                                                     ---------  ----------  ---------  -----------  ---------  ----------
YEAR ENDED NOVEMBER 30, 1995:
Shares sold........................................    202,622  $1,796,027  1,035,911  $ 9,257,241    267,682  $2,375,087
Shares repurchased.................................   (677,777) (5,988,235) (1,767,458) (15,877,641)  (740,795) (6,598,880)
Dividends reinvested...............................     44,624     400,419    128,806    1,156,031     49,070     439,880
Shares converted from Class B to Class A...........     23,499     218,286    (23,473)    (218,286)        --          --
                                                     ---------  ----------  ---------  -----------  ---------  ----------
Net decrease.......................................   (407,032) $(3,573,503)  (626,214) $(5,682,655)  (424,043) $(3,783,913)
                                                     ---------  ----------  ---------  -----------  ---------  ----------
                                                     ---------  ----------  ---------  -----------  ---------  ----------

PAINEWEBBER        UTILITY INCOME FUND

                  FINANCIAL HIGHLIGHTS
                    Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                     CLASS A
                                       -------------------------------------------------------------------
                                          FOR THE
                                        SIX MONTHS                       FOR THE YEARS         FOR THE
                                           ENDED          FOR THE                          PERIOD JULY 2,
                                       SEPTEMBER 30,    FOUR MONTHS    ENDED NOVEMBER 30,     1993+ TO
                                           1996         ENDED MARCH    ------------------   NOVEMBER 30,
                                        (UNAUDITED)      31, 1996       1995       1994         1993
                                       -------------   -------------   -------    -------  ---------------
Net asset value, beginning of
  period.............................  $       9.76    $       9.77    $  8.31    $  9.66       $10.00
                                       -------------   -------------   -------    -------      -------
Net investment income................          0.17            0.15       0.47       0.48         0.20
Net realized and unrealized gains
  (losses) from investment
  transactions.......................            --              --       1.44      (1.31)       (0.39)
                                       -------------   -------------   -------    -------      -------
Net increase (decrease) from
  investment operations..............          0.17            0.15       1.91      (0.83)       (0.19)
                                       -------------   -------------   -------    -------      -------
Dividends from net investment
  income.............................         (0.16)          (0.16)     (0.45)     (0.52)       (0.15)
                                       -------------   -------------   -------    -------      -------
Net asset value, end of period.......  $       9.77    $       9.76    $  9.77    $  8.31       $ 9.66
                                       -------------   -------------   -------    -------      -------
                                       -------------   -------------   -------    -------      -------
Total investment return (1)..........          1.78%           1.46%     23.64%     (8.76)%       (1.95)%
                                       -------------   -------------   -------    -------      -------
                                       -------------   -------------   -------    -------      -------
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)..........................  $      7,346    $      9,416    $10,750    $12,532       $16,224
  Expenses, net of waivers from
    adviser, to average net assets...          1.97%*          1.09%*     1.49%      1.58%        1.55%*
  Expenses, before waivers from
    investment adviser, to average
    net assets.......................          2.09%*          1.44%*     1.49%      1.58%        1.55%*
  Net investment income, net of
    waivers from investment adviser,
    to average net assets............          3.38%*          4.26%*     5.13%      5.49%        5.38%*
  Net investment income, before
    waivers from investment adviser,
    to average net assets............          3.26%*          3.91%*     5.13%      5.49%        5.38%*
  Portfolio turnover rate............            23%             21%        30%        92%          13%
  Average commission rate paid per
    share of common stock investments
    purchased/sold (2)...............  $     0.0600    $     0.0600         --         --           --

---------------
 * Annualized
 + Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2) Disclosure effective for fiscal years beginning on or after September 1, 1995.

                                                                             CLASS B
                                                 ----------------------------------------------------------------
                                                    FOR THE       FOR THE
                                                   SIX MONTHS       FOUR     FOR THE YEARS ENDED      FOR THE
                                                     ENDED         MONTHS                          PERIOD JULY 2,
                                                 SEPTEMBER 30,     ENDED        NOVEMBER 30,          1993+ TO
                                                      1996         MARCH     -------------------    NOVEMBER 30,
                                                  (UNAUDITED)     31, 1996     1995       1994          1993
                                                 --------------   --------   --------   --------   --------------
Net asset value, beginning of period...........     $  9.75       $  9.77    $   8.31   $   9.65      $ 10.00
                                                    -------       --------   --------   --------      -------
Net investment income..........................        0.13          0.12        0.40       0.42         0.17
Net realized and unrealized gains (losses) from
investment transactions........................        0.01         (0.01)       1.45      (1.31)       (0.39)
                                                    -------       --------   --------   --------      -------
Net increase (decrease) from investment
operations.....................................        0.14          0.11        1.85      (0.89)       (0.22)
                                                    -------       --------   --------   --------      -------
Dividends from net investment income...........       (0.12)        (0.13)      (0.39)     (0.45)       (0.13)
                                                    -------       --------   --------   --------      -------
Net asset value, end of period.................     $  9.77       $  9.75    $   9.77   $   8.31      $  9.65
                                                    -------       --------   --------   --------      -------
                                                    -------       --------   --------   --------      -------
Total investment return (1)....................        1.50%         1.10%      22.73%     (9.35)%      (2.29)%
                                                    -------       --------   --------   --------      -------
                                                    -------       --------   --------   --------      -------
Ratios/Supplemental Data:
  Net assets, end of period (000's)............     $28,069       $34,765    $ 37,554   $ 37,156      $45,382
  Expenses, net of waivers from adviser, to
    average net assets.........................        2.72%*        1.85%*      2.23%      2.33%        2.29%*
  Expenses, before waivers from investment
    adviser, to average net assets.............        2.84%*        2.20%*      2.23%      2.33%        2.29%*
  Net investment income, net of waivers from
    investment adviser, to average net
    assets.....................................        2.62%*        3.51%*      4.37%      4.72%        4.67%*
  Net investment income, before waivers from
    investment adviser, to average net
    assets.....................................        2.50%*        3.16%*      4.37%      4.72%        4.67%*
  Portfolio turnover rate......................          23%           21%         30%        92%          13%
  Average commission rate paid per share of
    common stock investments purchased/ sold
    (2)........................................     $0.0600       $0.0600       --         --          --


                                                                              CLASS C
                                                 -----------------------------------------------------------------
                                                    FOR THE       FOR THE
                                                   SIX MONTHS       FOUR     FOR THE YEARS ENDED       FOR THE
                                                     ENDED         MONTHS                           PERIOD JULY 2,
                                                 SEPTEMBER 30,     ENDED         NOVEMBER 30,          1993+ TO
                                                      1996         MARCH     --------------------    NOVEMBER 30,
                                                  (UNAUDITED)     31, 1996     1995        1994          1993
                                                 --------------   --------   ---------   --------   --------------
Net asset value, beginning of period...........     $  9.75       $  9.77    $    8.31   $   9.65      $ 10.00
                                                    -------       --------   ---------   --------      -------
Net investment income..........................        0.13          0.12         0.40       0.42         0.16
Net realized and unrealized gains (losses) from
investment transactions........................        0.01         (0.01)        1.45      (1.31)       (0.38)
                                                    -------       --------   ---------   --------      -------
Net increase (decrease) from investment
operations.....................................        0.14          0.11         1.85      (0.89)       (0.22)
                                                    -------       --------   ---------   --------      -------
Dividends from net investment income...........       (0.12)        (0.13)       (0.39)     (0.45)       (0.13)
                                                    -------       --------   ---------   --------      -------
Net asset value, end of period.................     $  9.77       $  9.75    $    9.77   $   8.31      $  9.65
                                                    -------       --------   ---------   --------      -------
                                                    -------       --------   ---------   --------      -------
Total investment return (1)....................        1.49%         1.10%       22.71%     (9.36)%      (2.28)%
                                                    -------       --------   ---------   --------      -------
                                                    -------       --------   ---------   --------      -------
Ratios/Supplemental Data:
  Net assets, end of period (000's)............     $ 8,871       $11,072    $  12,222   $ 13,922      $17,866
  Expenses, net of waivers from adviser, to
    average net assets.........................        2.73%*        1.85%*       2.24%      2.32%        2.29%*
  Expenses, before waivers from investment
    adviser, to average net assets.............        2.85%*        2.20%*       2.24%      2.32%        2.29%*
  Net investment income, net of waivers from
    investment adviser, to average net
    assets.....................................        2.62%*        3.50%*       4.37%      4.69%        4.67%*
  Net investment income, before waivers from
    investment adviser, to average net
    assets.....................................        2.50%*        3.15%*       4.37%      4.69%        4.67%*
  Portfolio turnover rate......................          23%           21%          30%        92%          13%
  Average commission rate paid per share of
    common stock investments purchased/ sold
    (2)........................................     $0.0600       $0.0600       --          --          --

PAINEWEBBER
                 SHAREHOLDER INFORMATION

                 A special meeting of shareholders of the Fund was held on April 15, 1996. At the meeting the following proposals were approved. (Shareholders of the Trust, comprised of the Fund and four other series, voted together as a single class with respect to the election of board members; other matters noted below were approved by shareholders of the Fund.)

                 Proposal 1

                 To elect ten members of its Board of Directors:

                                                                                  SHARES
                                                                       SHARES    WITHHOLD
                                                                     VOTED FOR   AUTHORITY
                                                                     ----------  ---------
Margo N. Alexander.................................................  143,912,650 12,564,156
Richard Q. Armstrong...............................................  143,949,982 12,526,824
E. Garrett Bewkes, Jr..............................................  143,930,194 12,546,612
Richard R. Burt....................................................  143,950,977 12,525,828
Mary C. Farrell....................................................  143,952,308 12,524,498
Meyer Feldberg.....................................................  143,498,148 12,528,658
George W. Gowen....................................................  143,937,755 12,539,051
Frederic V. Malek..................................................  143,946,305 12,530,501
Carl W. Schafer....................................................  143,947,584 12,529,222
John R. Torell III.................................................  143,943,674 12,533,132

                 Proposal 2

                                                                 SHARES       SHARES       SHARES
                                                                VOTED FOR     AGAINST      ABSTAIN
                                                               -----------  -----------  -----------
Ratification of the selection of Ernst & Young LLP as the
 independent auditors for its current fiscal year:              2,943,197        1,640      105,878

                 Proposal 3

                 Approval of the proposed changes to the Fund's fundamental investment restrictions and policies:

                                                                 SHARES       SHARES       SHARES
                                                                VOTED FOR     AGAINST      ABSTAIN
                                                               -----------  -----------  -----------
Modification of fundamental restriction on portfolio
 diversification:                                               2,878,985       30,682      141,048
Modification of fundamental restriction on concentration:       2,878,985       30,682      141,048
Modification of fundamental restriction on senior securities
 and borrowing:                                                 2,878,985       30,682      141,048
Modification of fundamental restriction on making loans:        2,878,985       30,682      141,048
Modification of fundamental restriction on underwriting
 securities:                                                    2,878,985       30,682      141,048
Modification of fundamental restriction on real estate
 investments:                                                   2,878,985       30,682      141,048
Modification of fundamental restriction on investing in
 commodities:                                                   2,878,985       30,682      141,048
Elimination of fundamental restriction on margin
 transactions:                                                  2,878,985       30,682      141,048
Elimination of fundamental restriction on short sales:          2,878,985       30,682      141,048
Elimination of fundamental restriction on investments in oil,
 gas and mineral leases and programs:                           2,878,985       30,682      141,048

                 (BROKER NON-VOTES AND ABSTENTIONS ARE INCLUDED WITHIN THE "SHARES WITHHOLD AUTHORITY" AND "SHARES ABSTAIN" TOTALS.)

               -----------------------------------------------------------------
                  BOARD OF TRUSTEES

                   TRUSTEES

E. Garrett Bewkes, Jr.               Meyer Feldberg
CHAIRMAN

Margo N. Alexander                   George W. Gowen

Richard Q. Armstrong                 Frederic V. Malek

Richard R. Burt                      Carl W. Schafer

Mary C. Farrell                      John R. Torell III

                   PRINCIPAL OFFICERS

Margo N. Alexander                   Karen L. Finkel
PRESIDENT                            VICE PRESIDENT

Victoria E. Schonfeld                Julianna M. Berry
VICE PRESIDENT                       VICE PRESIDENT

Dianne E. O'Donnell                  James F. Keegan
VICE PRESIDENT AND SECRETARY         VICE PRESIDENT

Julian F. Sluyters
VICE PRESIDENT AND TREASURER

                   INVESTMENT ADVISER,
                   ADMINISTRATOR AND DISTRIBUTOR

                   Mitchell Hutchins Asset Management Inc.
                   1285 Avenue of the Americas
                   New York, New York 10019

                   A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                   THE FINANCIAL INFORMATION HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

                   THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

  PAINEWEBBER OFFERS A FAMILY OF 21 FUNDS WHICH ENCOMPASS A DIVERSIFIED RANGE OF INVESTMENT GOALS. INVESTORS MAY EXCHANGE THEIR FUND SHARES WITH OTHER FUNDS WITHIN THE FAMILY FOR A $5 EXCHANGE FEE.

  Bond Funds

    / / High Income Fund

    / / Investment Grade Income Fund

    / / Low Duration U.S. Government Income Fund

    / / Strategic Income Fund

    / / U.S. Government Income Fund
  Tax-Free Bond Funds

    / / California Tax-Free Income Fund

    / / Municipal High Income Fund

    / / National Tax-Free Income Fund

    / / New York Tax-Free Income Fund

  Stock Funds

    / / Capital Appreciation Fund

    / / Financial Services Growth Fund

    / / Growth Fund

    / / Growth and Income Fund

    / / Small Cap Fund

    / / Utility Income Fund

  Asset Allocation Funds

    / / Balanced Fund

    / / Tactical Allocation Fund
  Global Funds

    / / Emerging Markets Equity Fund

    / / Global Equity Fund

    / / Global Income Fund

                                     [LOGO]

                        -C-1996 PaineWebber Incorporated
                                  Member SIPC

         [LOGO]

         -----------------------------------------------

            P A I N E W E B B E R
            M O N E Y M A R K E T
            F U N D
            U T I L I T Y I N C O M E
            F U N D

         SEPTEMBER 30, 1996

         SEMI-ANNUAL REPORT